Property and Equipment (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and Equipment (Textual) [Abstract]
Depreciation and amortization expense of fixed assets	$ 2,300,000	$ 2,300,000	$ 4,500,000	$ 4,600,000	$ 9,200,000	$ 9,700,000	$ 9,600,000
TRANSITCENTER, INC. [Member]
Property and Equipment (Textual) [Abstract]
Depreciation and amortization expense of fixed assets					937,971,000	976,995,000
Loss on impairment of long-lived assets					0	0
Software and development costs [Member]
Property and Equipment (Textual) [Abstract]
Capitalized software development costs			5,300,000		8,300,000	5,500,000	5,600,000
Amortization	1,600,000	1,500,000	3,000,000	2,900,000	6,000,000	5,600,000	5,000,000
Unamortized software development costs					$ 15,000,000	$ 13,200,000